S-K 1602(b)(6) Prospectus Summary, Sponsor Compensation	Mar. 13, 2026 USD ($) shares
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 10,000
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating and completing an initial business combination
Sponsor [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	568,966
Sponsor [Member] | Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	4,362,069
Sponsor [Member] | Class B Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Future Wealth Capital Corp [Member] | Ordinary Shares [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	3,793,103	[1]
Price Paid or to be Paid for Securities, Total Amount	$ 25,000
Future Wealth Capital Corp [Member] | Private Placement Units [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Securities Issued or to be Issued, Shares | shares	258,000
Price Paid or to be Paid for Securities, Total Amount	$ 2,580,000
Future Wealth Capital Corp [Member] | Loan [Member]
Spac Prospectus Summary Sponsor Compensation Line Items
Price Paid or to be Paid for Securities, Total Amount	$ 600,000

[1]	Assumes the full surrender and forfeiture of 568,966 founder shares and no exercise of the underwriters’ over-allotment option.